Credit Risk - Disclosure of Qualitative Criteria of Credit Risk Exposure (Details)	12 Months Ended
Dec. 31, 2023
Mortgages
Disclosure of credit risk exposure [line items]
Qualitative criteria for measuring SICR	– In forbearance– Default in last 24m– 30 Days past due (DPD) in last 12m– Bankrupt– £100+ arrears
Consumer Finance
Disclosure of credit risk exposure [line items]
Qualitative criteria for measuring SICR	– In forbearance– Deceased or Insolvent– Court ‘Return of goods’ order or Police watchlist– Agreement terminated– Payment holiday– Cash Collection
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Qualitative criteria for measuring SICR	– In forbearance– Default in last 12m– Watchlist: proactive management– Default at proxy origination
Corporate Centre
Disclosure of credit risk exposure [line items]
Qualitative criteria for measuring SICR	– Watchlist: proactive management
Personal loans | Everyday Banking
Disclosure of credit risk exposure [line items]
Qualitative criteria for measuring SICR	– In Collections– Default in last 12m– £50+ arrears
Credit cards | Everyday Banking
Disclosure of credit risk exposure [line items]
Qualitative criteria for measuring SICR	– In forbearance– Default in last 12m– In Collections– £100+ arrears– Behaviour score indicators
Overdrafts | Everyday Banking
Disclosure of credit risk exposure [line items]
Qualitative criteria for measuring SICR	– Fees suspended– Default in last 12m– Debit dormant >35 days– Any excess in month